ASSETS HELD FOR SALE (Details) $ in Thousands			3 Months Ended
	Jun. 30, 2019 USD ($)	May 05, 2019 USD ($) item	Mar. 31, 2019 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deposit for sale of assets			$ 500
Royalty interests sold | item		4
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deposit for sale of assets		$ 500
Total cash consideration of disposal		2,750
Cash proceed	$ 2,250
Borrowings		$ 2,000
Carrying value of assets held for sale			$ 1,600